Accounts receivable, net - Provision for current expected credit loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Balance as of January 1	¥ 13,845,960	¥ 12,573,550	¥ 15,834,902
Addition (Reversal)	4,970,827	(2,182,083)	(3,270,564)
Write offs		(909,673)	(6,531,916)
Balance as of December 31	¥ 8,875,133	¥ 13,845,960	¥ 12,573,550